Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 90.7%
Debt Funds - 30.2%
iShares 20+ Year Treasury Bond ETF	19,966	$3,293,791
iShares Core U.S. Aggregate Bond ETF	86,793	10,013,308
iShares Floating Rate Bond ETF	46,910	2,286,393
iShares iBoxx High Yield Corporate Bond ETF	22,819	1,758,660
iShares Intermediate-Term Corporate Bond ETF	52,602	2,888,902
iShares Short-Term Corporate Bond ETF	44,066	2,307,296
iShares U.S. Treasury Bond ETF	576,057	16,135,357
Total Debt Funds		38,683,707
Equity Funds - 60.5%
iShares Core MSCI EAFE ETF	129,787	6,475,074
iShares Core S&P 500 ETF	113,381	29,297,651
iShares Core S&P Mid-Cap ETF	43,698	6,286,394
iShares Core S&P Small-Cap ETF	55,421	3,109,672
iShares Edge MSCI Min Vol EAFE ETF	33,320	2,067,506
iShares Edge MSCI Min Vol Emerging Markets ETF	46,411	2,177,604
iShares Edge MSCI Min Vol USA ETF	186,542	10,075,134
iShares Edge MSCI USA Quality Factor ETF	103,075	8,353,198
iShares Russell 1000 ETF	67,280	9,522,138
Total Equity Funds		77,364,371
Total Exchange Traded Funds (Cost - $109,200,743)		116,048,078
Short-Term Investments - 4.2%
Money Market Funds - 4.2%
Dreyfus Government Cash Management, 0.29%(a)	5,113,624	5,113,624
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a)	342,851	342,851
Total Short-Term Investments (Cost - $5,456,475)		5,456,475
Total Investments - 94.9% (Cost - $114,657,218)		$121,504,553
Other Assets Less Liabilities - Net 5.1%		6,468,486
Total Net Assets - 100.0%		$127,973,039

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

					Fair
					Value/Unrealized
					Appreciation
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	47	6/19/2020	$2,696,860	$(60,395)
MSCI EAFE Future	Goldman Sachs & Co.	79	6/19/2020	6,159,235	(500,420)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	31	6/19/2020	1,306,495	(34,065)
S&P 500 E-Mini Future	Goldman Sachs & Co.	306	6/19/2020	39,316,410	771,387
S&P MID 400 Future	Goldman Sachs & Co.	39	6/19/2020	5,607,420	(286,335)
Total Net Unrealized Depreciation on Futures contracts					$(109,828)